Stockholders' Equity (Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at the beginning of the period (in shares)	259,867	0
Granted (in shares)	91,434	132,541
Canceled/forfeited (in shares)	(22,788)	0
Vested (in shares)	(61,692)	(123,208)
Conversion related to Spin-Off		250,534
Nonvested at the end of the period (in shares)	266,821	259,867
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested at beginning of the period, Weighted average grant date fair value (in dollars per share)	$ 34.59	$ 0.00
Conversion weighted average grant date fair value		20.74
Granted, Weighted average grant date fair value (in dollars per share)	51.64	42.75
Canceled/forfeited, Weighted average grant date fair value (in dollars per share)	63.53	0.00
Vested, Weighted average grant date fair value (in dollars per share)	67.32	15.21
Nonvested at end of the period, Weighted average grant date fair value (in dollars per share)	$ 30.40	$ 34.59